Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Repurchase Activity
The following table summarizes the share repurchase activity under the Company’s stock repurchase program during the year ended December 31, 2025 (in thousands, except share and per share data):

	Total Number of Shares Purchased	Average Price Per Share	Amount
Third Quarter	567,582	$88.10	$50,000
Fourth Quarter	975,294	$102.51	$99,982
Total share repurchases	1,542,876	$97.21	$149,982

Schedule of Reserved Shares of Common Stock for Issuance
As of December 31, 2025, the Company’s common stock reserved for issuance in the future is as follows (in thousands):

Common stock awards granted under equity incentive plans	11,429
Common stock awards available for issuance under the 2017 Employee Stock Purchase Plan *	5,089
Common stock awards available for issuance under the 2017 Amended and Restated Equity Incentive Plan	39,032
Total reserved shares of common stock	55,550
* The Company has not issued any common stock pursuant to the 2017 Employee Stock Purchase Plan.

Summary of Restricted Stock Unit Activity
Restricted stock unit activity for the year ended December 31, 2025 is as follows (in thousands, except per share data):

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
Balance as of December 31, 2024	8,657	$74.80
Awarded	3,343	89.29
Released	(4,462)	84.64
Forfeited	(1,209)	73.77
Balance as of December 31, 2025	6,329	$75.70

Schedule of Stock Option Activity
Stock option activity for the year ended December 31, 2025 is as follows (in thousands, except years and per share data):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2024	5,759	$75.24	6.6
Granted	338	89.16
Exercised	(921)	37.71
Forfeited and expired	(76)	71.82
Balance as of December 31, 2025	5,100	$82.85	6.0	$201,091

Options exercisable as of December 31, 2025	4,044	$87.02	5.4	$157,118

Schedule of Share-based Compensation Expense
The following table presents the total stock-based compensation expense for the years ended December 31, 2025, 2024, and 2023 (in thousands):

	Years Ended December 31,
	2025	2024	2023
Cost of revenue, platform	$1,218	$1,455	$1,478
Cost of revenue, devices	270	1,373	3,761
Research and development	136,815	146,673	147,989
Sales and marketing	127,382	137,556	130,362
General and administrative	88,484	97,605	86,540
Total stock-based compensation	$354,169	$384,662	$370,130

Summary of Assumptions Used to Value Stock Options Granted	The assumptions used to value stock options granted during the years ended December 31, 2025, 2024, and 2023 are as follows:

Years Ended December 31,
	2025	2024	2023
Expected term (in years)	5.0 - 5.8	5.0 - 6.3	5.0 - 5.8
Risk-free interest rate	3.73 - 4.38%	3.51 - 4.64%	3.48 - 4.72%
Expected volatility	60 - 63%	62 - 63%	61 - 63%
Dividend rate	—	—	—